13F-HR
<SEQUENCE>1
<FILENAME>zenit20120930.txt
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Amendment [ ]; Amendment Number:
  This Amendment:   [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Zenit Asset Management AB
Normalmstog 14
SE-10386 Stockholm, Sweden

13F File Number: 150-01719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jonas Hamilton
Head of Middle Office
+46 8 56621480
Signature, Place, and Date of Signing:

/s/ Jonas Hamilton    Stockholm, Sweden Nov 05, 2012

Report Type:

[X]	13F HOLDINGS REPORT

[ ]	13F NOTICE

[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 18
Form 13F Information Table Value Total: 169,469
List of Other Included Managers:

ISSUER                        TYPE             CUSIP   Value    SHS    INVEST  OTHER   VOTING
                                                      (x1000)          DSCRTN  MNGRS    AUTH
ANADARKO PETE CORP            COM            032511107 14561   211018   SOLE    N/A     SOLE
CAPITAL ONE FINL CORP         COM            14040H105 20022   353000   SOLE    N/A     SOLE
CITIGROUP INC                 COM NEW        172967424  8820   269610   SOLE    N/A     SOLE
CTC MEDIA INC                 COM            12642X106  2318   250000   SOLE    N/A     SOLE
DELL INC                      COM            24702R101  9136   920000   SOLE    N/A     SOLE
DISCOVER FINL SVCS            COM            254709108  7646   190000   SOLE    N/A     SOLE
HARTFORD FINL SVCS GROUP INC  COM            416515104 21701  1106089   SOLE    N/A     SOLE
ISHARES TR                    MSCI EMERG MKT 464287234 20670   500000   SOLE    N/A     SOLE
JPMORGAN CHASE & CO           COM            46625H100  3266   80940    SOLE    N/A     SOLE
LAS VEGAS SANDS CORP          COM            517834107  8132   175000   SOLE    N/A     SOLE
MAXIM INTEGRATED PRODS INC    COM            57772K101  5861   221503   SOLE    N/A     SOLE
METLIFE INC                   COM            59156R108  4475   130000   SOLE    N/A     SOLE
NETFLIX INC                   COM            64110L106 10887   199471   SOLE    N/A     SOLE
NVIDIA CORP                   COM            67066G104  5238   390000   SOLE    N/A     SOLE
PNC FINL SVCS GROUP INC       COM            693475105  2185   34543    SOLE    N/A     SOLE
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104 11167   162500   SOLE    N/A     SOLE
RESEARCH IN MOTION LTD        COM            760975102  6462   812811   SOLE    N/A     SOLE
SLM CORP                      COM            78442P106 15936  1010507   SOLE    N/A     SOLE
VARIAN MED SYS INC            COM            92220P105  8982   149800   SOLE    N/A     SOLE
VERIFONE SYS INC              COM            92342Y109 11005   396006   SOLE    N/A     SOLE
VIMPELCOM LTD                 SPONSORED ADR  92719A106  3465   298435   SOLE    N/A     SOLE
WYNN RESORTS LTD              COM            983134107  6896   60000    SOLE    N/A     SOLE
XEROX CORP                    COM            984121103  2972   406000   SOLE    N/A     SOLE